Debt - Summary of Long Term Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Oct. 20, 2020	Mar. 09, 2020
Debt Instrument [Line Items]
Principal			$ 128,504,000	$ 54,641,000
Change in Fair Value			80,079,000	20,163,000
Conversion of Debt			(181,403,000)
Accreted Debt Interest			4,132,000
Principal payments on long-term debt	$ (4,995,000)	$ 0	(5,000,000)	(1,952,000)
Total Long-term debt			26,312,000	74,804,000
Less: current portion of long-term debt	(21,316,000)		(26,312,000)	0
Long-term debt, net of current portion	$ 0		$ 0	74,804,000
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%		3.00%
Debt instrument, face amount			$ 21,300,000			$ 1,300,000	$ 20,000,000
Principal			21,281,000	21,281,000
Change in Fair Value			16,811,000	10,825,000
Conversion of Debt			(38,092,000)
Accreted Debt Interest			0
Principal payments on long-term debt			0
Total Long-term debt	$ 0		$ 0	32,106,000
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			0.08%
Debt instrument, face amount			$ 8,000,000
Principal			8,000,000	8,000,000
Change in Fair Value			22,897,000	6,789,000
Conversion of Debt			(30,897,000)
Accreted Debt Interest			0
Principal payments on long-term debt			0
Total Long-term debt			$ 0	14,789,000
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			5.00%
Debt instrument, face amount			$ 50,000,000.0
Principal			10,274,000
Change in Fair Value			2,310,000
Conversion of Debt			(12,584,000)
Accreted Debt Interest			0
Principal payments on long-term debt			0
Total Long-term debt			$ 0
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			5.00%		5.00%
Debt instrument, face amount			$ 25,000,000.0		$ 25,000,000.0
Principal			25,000,000
Change in Fair Value			17,569,000
Conversion of Debt	(42,600,000)		(42,569,000)
Accreted Debt Interest			0
Principal payments on long-term debt			0
Total Long-term debt			$ 0
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage			5.00%
Debt instrument, face amount			$ 30,000,000.0
Principal			30,000,000
Change in Fair Value			14,258,000
Conversion of Debt			(44,258,000)
Accreted Debt Interest			0
Principal payments on long-term debt			0
Total Long-term debt			0
Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount	35,000,000		35,000,000
Principal	33,949,000		33,949,000	22,500,000
Change in Fair Value	6,234,000		6,234,000	2,549,000
Conversion of Debt	(13,003,000)		(13,003,000)
Accreted Debt Interest	6,636,000		4,132,000
Principal payments on long-term debt			(5,000,000)
Cash Payment	(12,500,000)		(5,000,000)
Total Long-term debt	$ 21,316,000		$ 26,312,000	25,049,000
Paycheck Protection Program, CARES Act [Member]
Debt Instrument [Line Items]
Principal				2,860,000
Change in Fair Value				0
Total Long-term debt				$ 2,860,000